Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liabilities	$ 26,771	$ 0	$ 807,682
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liabilities		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liabilities		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Derivative liabilities		$ 0	$ 807,682